SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Feb. 29, 2016
Partnership [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	2 years 7 months 6 days
Partnership [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 6 months
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 years
Copyrights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Copyrights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Student Base [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 6 months
Student Base [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	2 years
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Licensing Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	10 months 24 days
Licensing Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Concession [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years
Concession [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
User Base [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years